PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure

	At December 31,
	2020	2021

Receivable from disposal of property, plant and equipment (1)	$35,298,500	$3,714,161
Refundable deposits (2)	8,176,247	8,048,529
EPC Warranty reimbursement receivables	196,322	201,067
Others (3)	2,417,974	3,989,377
Total prepaid expenses and other current assets	46,089,043	15,953,134
Allowance for credit losses (4)	(1,262,709)	(1,434,483)
Total prepaid expenses and other current assets	$44,826,334	$14,518,651
(1)	Receivable from disposal of property, plant and equipment mainly represented disposal of Company’s solar power assets which was primarily for electricity generation revenue segment.
(2)	As of December 31, 2021, refundable deposits mainly represented refundable deposits for interconnection, and the bidding of project asset construction rights and rooftop leases.
(3)	As of December 31, 2021, others mainly included $1,553,881 deposit at the broker for the shares repurchase, $859,621 prepayment on Korea project development, and $255,025 receivable for compensation from the insurance provider for China projects.
(4)	Allowance for credit losses mainly represented the portion of compensation receivable from Canadian authorities on closure of a certain project in Canada that the Company believes is not recoverable, unrecoverable collection from sold entities in China, and allowance for the Korea project’s prepayment which the Company deemed partially not recoverable.